Details to the consolidated cash flow statements (Details 7) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Acquisitions applying the optional concentration test	$ 2,769
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test	$ 320
Number of acquisitions applying the optional concentration test method		0	0